Note 5 - Other Income, Net - Components of Other (Income) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
(Gain) Loss on investments	$ (168)	$ 309
Equity earnings from non-consolidated investments	(1,321)	(923)
Other	208	114
Other income, net	$ (1,281)	$ (500)